Related party disclosures - Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	£ 17,000	£ 19,000	£ 18,000
– post-employment benefits	1,000	1,000	1,000
– share-based payments	13,000	17,000	16,000
Key management personnel compensation - total	31,000	37,000	35,000
Salary; fees; benefits; incentives
– salary	2,263,000	2,553,000	2,315,000
Pension; other emoluments
Total emoluments	17,000	19,000	18,000
Executive Directors
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	5,310	14,553	10,390
– post-employment benefits	248	320	318
Salary; fees; benefits; incentives
– salary	1,644	2,129	2,119
– taxable benefits	395	449	420
– short-term incentives	1,650	3,761	4,128
– long-term incentives	1,371	7,888	3,399
Sub-total	5,060	14,227	10,066
Pension; other emoluments
– other emoluments	2	6	6
Sub-total	250	326	324
Total emoluments	5,310	14,553	10,390
Chairman
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	705	729	782
Salary; fees; benefits; incentives
– fees	688	670	727
– taxable benefits	17	59	55
Sub-total	705	729	782
Pension; other emoluments
Total emoluments	705	729	782
Non-Executive Directors
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	1,090	1,105	1,047
Salary; fees; benefits; incentives
– fees	1,059	1,027	1,045
– taxable benefits	31	78	2
Sub-total	1,090	1,105	1,047
Pension; other emoluments
Total emoluments	1,090	1,105	1,047
Total Directors
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	7,105	16,387	12,219
– post-employment benefits	248	320	318
Salary; fees; benefits; incentives
– salary	1,644	2,129	2,119
– fees	1,747	1,697	1,772
– taxable benefits	443	586	477
– short-term incentives	1,650	3,761	4,128
– long-term incentives	1,371	7,888	3,399
Sub-total	6,855	16,061	11,895
Pension; other emoluments
– other emoluments	2	6	6
Sub-total	250	326	324
Total emoluments	£ 7,105	£ 16,387	£ 12,219